Note 21 - Property and Equipment (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property and Equipment [Line Items]
Carrying value of items of property and equipment on which there is a restriction on sale	€ 23	€ 24
Commitments for the acquisition of property and equipment	27	46
Additions to Right-of-use assets (IFRS 16), mainly new real estate leases	1,806
Depreciation charges for Right-of-use assets (IFRS 16), mainly resulted from planned consumption for property leases	648
Carrying amount of right-of-use assets	3,497	2,900
of which: Real estate leases	3,477	2,800
Of which: Vehicle leases	€ 12	€ 19